Transactions and Balances with Related Parties (Details) - Schedule of current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of current assets [Abstract]
Related party prepaid expense - media Space from Keshet (a related party of Eventer)	$ 981
Other receivables (related party of Eventer)	18
Current assets related parties	$ 999